11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	$ 11,840	$ 11,937
Increase for subsidiries acquisition	6	0
Impairment	(7)	0
Decrease	0	(97)
Intangible assets, ending	11,839	11,840
Concession agreements
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	10,267
Increase for subsidiries acquisition	0
Impairment	0
Decrease	0
Intangible assets, ending	10,267	10,267
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	1,309
Increase for subsidiries acquisition	0
Impairment	0
Decrease	0
Intangible assets, ending	1,309	1,309
Intangibles identified in acquisitions of companies
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	264
Increase for subsidiries acquisition	6
Impairment	(7)
Decrease	0
Intangible assets, ending	$ 263	$ 264